CONTINGENCIES (Details) $ in Thousands			1 Months Ended
	Apr. 24, 2017 CAD ($)	Oct. 29, 2013 CAD ($)	Jan. 31, 2014 plaintiff	Nov. 30, 2013 complaint
CONTINGENCIES
Damages sought | $	$ 14,563	$ 60,000
Putative class action complaints | complaint				5
Lead plaintiffs | plaintiff			3